Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies
Schedule of reclassifications out of accumulated other comprehensive loss

    The Company had the following reclassifications out of Accumulated Other Comprehensive Loss as of December 31, 2016, 2015 and 2014, respectively (in thousands):

		Year ended December 31,
	Location of Reclassification into Income
		2016	2015	2014
Amortization of deferred realized losses on cash flow hedges	Net unrealized and realized losses on derivatives	4,028	4,017	4,016
Accelerated amortization of deferred realized losses on cash flow hedges	Net unrealized and realized losses on derivatives	7,706	—	—
Reclassification of unrealized losses to earnings	Net unrealized and realized losses on derivatives	184	32,644	88,939

Total Reclassifications		$11,918	$36,661	$92,955